General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative costs	€ 5,412	€ 4,122	€ 10,320	€ 7,461
General and administrative costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs			€ 205	€ 0